Sale of Future Royalties Liability (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of financial liabilities [abstract]
Schedule of Sale of Future Royalties Liability
The following shows the activity in respect of the sale of future royalties liability:

Sale of future royalties liability $
Balance as of December 31, 2023	110,159
Non cash interest expense recognized	10,551
Balance as of June 30, 2024	120,710
Less sale of future royalties liability, current	-3,252
Sale of future royalties liability, non-current	117,458